Reinsurance - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Effects of Reinsurance [Line Items]
Write-Offs of uncollectible accounts	$ 0	$ 0
Minimum
Effects of Reinsurance [Line Items]
Reinsurance retained amount per individual	50	50
Maximum
Effects of Reinsurance [Line Items]
Reinsurance retained amount per individual	$ 1,500	$ 1,500